================================================================================

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    ---------
                                    FORM N-CSR
                                    ---------

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number  811-3807

                        SunAmerica Money Market Funds, Inc.
              ----------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
     ---------------------------------------------------------------------
     (Address of principal executive offices)                   (Zip code)

                                 John T. Genoy
                             Senior Vice President
                       SunAmerica Asset Management, LLC
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
                   -----------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6414

Date of fiscal year end: December 31
Date of reporting period:  December 31, 2015

================================================================================

Item 1. Reports to Stockholders

[PHOTO]




                                                             ANNUAL REPORT 2015

SUNAMERICA
Money Market Fund

[LOGO]

        DECEMBER 31, 2015                                          ANNUAL REPORT

SUNAMERICA MONEY MARKET FUNDS, INC.

SUNAMERICA MONEY MARKET FUND (SMAXX)

                        TABLE OF CONTENTS


          SHAREHOLDERS' LETTER....................................  2
          EXPENSE EXAMPLE.........................................  6
          STATEMENT OF ASSETS AND LIABILITIES.....................  8
          STATEMENT OF OPERATIONS.................................  9
          STATEMENT OF CHANGES IN NET ASSETS...................... 10
          FINANCIAL HIGHLIGHTS.................................... 11
          PORTFOLIO OF INVESTMENTS................................ 12
          NOTES TO FINANCIAL STATEMENTS........................... 15
          REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. 22
          DIRECTORS AND OFFICERS INFORMATION...................... 23
          SHAREHOLDER TAX INFORMATION............................. 26

        DECEMBER 31, 2015                                          ANNUAL REPORT

        SHAREHOLDERS' LETTER -- (unaudited)

Dear Shareholders,

We are pleased to present this annual shareholder report for the SunAmerica Money Market Fund for the 12 month period ended December 31, 2015.

The annual period was one wherein money market yields remained low throughout, as the Federal Reserve (the "Fed") kept its target rate in the 0% to 0.25% range through most of 2015. At its December 2015 meeting, the Fed followed through on its widely anticipated first increase in interest rates since 2006, raising the targeted federal funds rate by 0.25%. Money market yields rose modestly toward the end of the annual period as the Fed raised rates.

Throughout the annual period, central bank policy divergence and U.S. economic data were dominant themes affecting the money markets. During the first quarter of 2015, many central banks around the globe eased monetary policy with some resorting to radical measures in an effort to counter falling inflation and stimulate economic growth. The European Central Bank, for example, launched an unprecedented one trillion euro open-ended government bond-buying program. This program prompted other central banks to ease in order to stop their currencies from appreciating. Meanwhile, the Fed gave the appearance that it was in no hurry to raise interest rates. As expected, the Fed removed a reference to being "patient" about raising rates from its policy statement in March 2015, giving it the flexibility to start raising rates sooner than later. However, its tone concerning the overall health of the U.S. economy was cautious, noting the Fed must be reasonably confident that inflation will move back toward its target before raising rates. In the U.S., harsh winter weather, a labor dispute at west coast ports and lower corporate earnings estimates because of the stronger U.S. dollar all contributed to slowing economic activity in the first quarter of 2015.

U.S. data released during the second quarter of 2015 suggested that economic activity picked up after a weak first quarter. On the consumer side, income growth was solid, consumption rose and confidence remained elevated. The housing market gained some momentum; new and existing home sales rose; and home prices continued to post healthy gains. Payroll growth and unemployment trends also remained favorable. On the other hand, the manufacturing sector remained weak, though there were some early signs of a gradual improvement. Consumer prices rose during the second quarter but remained subdued on a year-over-year basis, posing a potential complication for the Fed as it edged toward raising interest rates. Indeed, despite lowering its growth and inflation forecasts slightly at its June 2015 meeting, the Fed hinted that U.S. rates were still on track to rise later in 2015; though a shift lower in Fed officials' predictions of interest rate levels signaled a slight delay in the timing of hikes. Fed Chair Yellen maintained a cautious tone in her press conference, noting the Fed would raise rates only gradually, with the precise timing of the first rate hike heavily dependent on data and events.

During the third quarter of 2015, the broad market consensus was that in determining the timing for policy tightening, the Fed was unlikely to emphasize short-term data flows such as monthly jobs reports. Instead, it would focus on cumulative progress toward full employment. At the time, U.S. consumption remained well supported by income growth and payroll gains; the unemployment rate had fallen to 5.1% from 6.1% a year ago. The Fed signaled its desire to begin normalizing policy even if inflationary pressures remain absent. It thus came as a surprise to many that the Fed chose to keep its targeted federal funds rate unchanged at its September 2015 meeting.

Economic data received since the Fed met in October 2015 suggested that U.S. economic activity was expanding at a moderate pace. Household spending and business fixed investment increased at solid rates in the most recent prior months, and the housing sector improved further. However, net exports had been soft. A range of labor market indicators, including ongoing job gains and declining unemployment, showed improvement and confirmed that underutilization of labor resources diminished appreciably since earlier in the year. Inflation continued to run below the Fed's 2% longer-run objective, partly reflecting declines in prices of energy and of non-energy imports. Given its economic outlook, and recognizing the time it

        DECEMBER 31, 2015                                          ANNUAL REPORT
takes for policy actions to affect future economic outcomes, the Fed decided to raise the target federal funds rate to a range of 0.25% to 0.50% at its December 2015 meeting. This modest movement indicated that the Fed's monetary policy stance remained accommodative but also suggested that, dependent on data, it might implement additional rate hikes, in a gradual manner, during 2016.

On the following pages, you will find a brief discussion of the annual period from the portfolio manager as well as detailed financial statements and portfolio information for the SunAmerica Money Market Fund for the annual period ended December 31, 2015.

As always, we remain diligent in the management of your assets. We value your ongoing confidence in us and look forward to serving your investment needs in the future. If you have any questions, or require additional information on this or other SunAmerica Mutual Funds, you may contact your financial advisor or visit us at www.safunds.com.

Sincerely,

/s/ Peter A. Harbeck
Peter A. Harbeck
President & CEO
SunAmerica Asset Management, LLC



--------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

        SUNAMERICA MONEY MARKET FUND

ANDREW DOULOS, PORTFOLIO MANAGER
SUNAMERICA ASSET MANAGEMENT, LLC

   The SunAmerica Money Market Fund (Class A) returned 0.01% for the annual period ended December 31, 2015.

   Fund performance was affected most by historically low interest rates that persisted throughout 2015. Yields on money market securities moved up and down within a rather tight range for the first eight months of the annual period and then rose modestly in the last several months of 2015 as markets anticipated the first rate increase by the Federal Reserve (the "Fed"). One-month certificates of deposit (CDs) yielded approximately 0.56% at year-end 2015 compared to roughly 0.10% at year-end 2014 but averaged 0.22% for the annual period as a whole./1/

   While money market yields were low throughout the annual period, the Fund continued to seek current income to the extent consistent with liquidity and stability of principal. We were able to navigate interest rate risk by adjusting the Fund's weighted average maturity/2/ as market conditions shifted. We were able to mitigate potential credit risk by buying high quality, creditworthy names.

   More specifically, given the anticipated increase in interest rates, especially during the second half of the year, we shifted the Fund's positioning during the annual period. Early in 2015, we employed a barbell investment strategy, with greater weightings in fixed-rate securities at the short-term end of the yield curve and in longer-dated floating-rate securities. This strategy provided a cushion of liquidity in the near term (i.e., one to seven days) and somewhat greater yield. As the year progressed, we transitioned to a more laddered approach, meaning holding securities of different maturity dates rather evenly spaced across the money market yield curve. We believe the advantage to this strategy was the opportunity to capture the rise in interest rates and to take advantage of the steepening yield curve.

   In that same light, in anticipation of higher interest rates, we managed the Fund's weighted average maturity to remain as short as possible for most of the annual period. The Fund generally maintained a weighted average maturity in a range of between 30 to 50 days through the annual period, making adjustments based on then-current market conditions, our near-term view on interest rates and anticipated and actual Fed monetary policy statements. As of December 31, 2015, the Fund's weighted average maturity stood at approximately 32 days. The Fund's weighted average life/3/ on December 31, 2015 was 74 days.

   The Fund was focused primarily on investments in U.S. government agency securities and U.S. Treasury securities, with lesser allocations to shorter-term repurchase agreements, commercial paper, corporate bonds and notes, Yankee certificates of deposit/4/ and certificates of deposit throughout the annual period. As supply and demand factors shifted during the annual period, we adjusted the allocations to these various investments accordingly, most notably increasing the Fund's holdings of U.S. government securities.

   The gradually increased allocation to U.S. government securities holdings was implemented in part in anticipation of the recently approved changes to the Fund that will become effective on April 29, 2016. As background, on December 1, 2015, the Board of Directors of the SunAmerica Money Market Fund considered the likely effects on the Fund of the recent amendments to the rules that govern money market funds, and approved a proposal to convert the Fund to a government money market fund. To qualify as a government money market fund, the Fund must invest at least 99.5% of its total assets in government securities, cash, or repurchase agreements collateralized by government securities or cash. As a government money market fund, the Fund will seek to maintain a stable $1.00 net asset value per share and will not be subject to liquidity fees and/or redemption gates. Upon the Fund's conversion to a government money market fund, the Fund will change its name to SunAmerica Government Money Market Fund.




--------
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

/1/ Source: Bloomberg

/2/ Weighted average maturity is the average time it takes for securities in a portfolio to mature, weighted in proportion to the dollar amount that is invested in the portfolio. The weighted average maturity of a money market fund is a measure of its price sensitivity to changes in interest rates.

/3/ The weighted average life of a money market fund's portfolio is an average of the final maturities of all securities held in the portfolio, weighted by each security's percentage of net assets. Pursuant to SEC Rule 2a-7, the maximum allowable weighted average life of a money market fund's portfolio is 120 days.

/4/ Yankee certificates of deposit are certificates of deposit issued by a foreign bank in the United States.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Securities listed may or may not be a part of current portfolio construction.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        EXPENSE EXAMPLE -- DECEMBER 31, 2015 -- (UNAUDITED)

DISCLOSURE OF PORTFOLIO EXPENSES IN SHAREHOLDER REPORTS

As a shareholder in the SunAmerica Money Market Fund (the "Fund"), you may incur two types of costs: (1) transaction costs, including contingent deferred sales charges, small account fees and administrative fees and (2) ongoing costs, including management fees, distribution and account maintenance fees, and other Fund expenses. This Example set forth below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at July 1, 2015 and held until December 31, 2015.

ACTUAL EXPENSES

The "Actual" section of the table provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended December 31, 2015" to estimate the expenses you paid on your account during this period. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended December 31, 2015" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2015" column and the "Annualized Expense Ratio" column do not include administrative or other fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2015" column would have been higher and the "Ending Account Value" column would have been lower.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. For shareholder accounts in classes other than Class I, the "Expenses Paid During the Six Months Ended December 31, 2015" column and the "Annualized Expense Ratio" column do not include small account fees that may be charged if your account balance is below $500 ($250 for retirement plan accounts). In addition, the "Expenses Paid During the Six Months Ended December 31, 2015" column and the "Annualized Expense Ratio" column do not include administrative fees that may apply to qualified retirement plan accounts and accounts held through financial institutions. See the Fund's prospectus, your retirement plan documents and/or materials from your financial adviser for a full description of these fees. Had these fees been included, the "Expenses Paid During the Six Months Ended December 31, 2015" column would have been higher and the "Ending Account Value" column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to the Fund's prospectus, qualified retirement plan document and/or materials from your financial adviser for more information. Therefore, the "Hypothetical" example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs and other fees were included, your costs would have been higher.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        EXPENSE EXAMPLE -- DECEMBER 31, 2015 -- (UNAUDITED) (CONTINUED)

                                    ACTUAL                                            HYPOTHETICAL
             ---------------------------------------------------- ---------------------------------------------------- ----------
                                  ENDING                                           ENDING ACCOUNT
                               ACCOUNT VALUE     EXPENSES PAID                       VALUE USING      EXPENSES PAID
                BEGINNING      USING ACTUAL        DURING THE        BEGINNING    A HYPOTHETICAL 5%     DURING THE     ANNUALIZED
              ACCOUNT VALUE      RETURN AT      SIX MONTHS ENDED   ACCOUNT VALUE  ANNUAL RETURN AT   SIX MONTHS ENDED   EXPENSE
             AS JULY 1, 2015 DECEMBER 31, 2015 DECEMBER 31, 2015* AS JULY 1, 2015 DECEMBER 31, 2015 DECEMBER 31, 2015*   RATIO*
             --------------- ----------------- ------------------ --------------- ----------------- ------------------ ----------
Money
 Market
 Fund#
   Class A..    $1,000.00        $1,000.05           $0.91           $1,000.00        $1,024.30           $0.92           0.18%
   Class I..    $1,000.00        $1,000.05           $0.91           $1,000.00        $1,024.30           $0.92           0.18%

--------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect transaction costs, including contingent deferred sales charges, small account fees and administrative fees, if applicable to your account. Please refer to your Prospectus, your qualified retirement plan document and/or materials from your financial adviser for more information.
# During the stated period, the investment adviser and distributor either waived a portion of or all of the fees and assumed a portion of or all expenses for the Fund. As a result, if these fees and expenses had not been waived or assumed, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended December 31, 2015" and the "Annualized Expense Ratio" would have been higher.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF ASSETS AND LIABILITIES -- DECEMBER 31, 2015

                                                                    MONEY MARKET
                                                                        FUND
                                                                    ------------
ASSETS:
Investments at value* (unaffiliated)............................... $770,513,861
Repurchase agreements (cost approximates value)....................   50,787,000
                                                                    ------------
  Total Investments................................................ $821,300,861
                                                                    ------------

Cash...............................................................          217
Receivable for:
  Fund shares sold.................................................      326,850
  Dividends and interest...........................................      121,339
Prepaid expenses and other assets..................................       13,862
Due from investment adviser for expense reimbursements/fee waivers.      344,003
Due from distributor for fee waivers...............................      100,107
                                                                    ------------
  Total assets.....................................................  822,207,239
                                                                    ------------
LIABILITIES:
Payable for:
  Fund shares redeemed.............................................      224,731
  Investment advisory and management fees..........................      331,142
  Distribution and service maintenance fees........................      100,107
  Transfer agent fees and expenses.................................      171,451
  Directors' fees and expenses.....................................          192
  Other accrued expenses...........................................      107,713
Dividends payable..................................................       29,765
                                                                    ------------
  Total liabilities................................................      965,101
                                                                    ------------
   Net Assets...................................................... $821,242,138
                                                                    ============
NET ASSETS REPRESENTED BY:
Common stock, $.001 par value (3.5 billion shares authorized)...... $    821,193
Paid-in capital....................................................  820,447,142
                                                                    ------------
                                                                     821,268,335
Accumulated undistributed net investment income (loss).............      (26,197)
                                                                    ------------
   Net assets...................................................... $821,242,138
                                                                    ============
CLASS A:
Net assets......................................................... $807,426,974
Shares outstanding.................................................  807,397,523
Net asset value and redemption price per share
 (excluding any applicable contingent deferred sales charge)....... $       1.00
                                                                    ============
CLASS I:
Net assets......................................................... $ 13,815,164
Shares outstanding.................................................   13,795,902
Net asset value and redemption price per share..................... $       1.00
                                                                    ============

*Amortized cost of investment securities (unaffiliated)............ $770,513,861
                                                                    ============

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF OPERATIONS -- FOR THE YEAR ENDED DECEMBER 31, 2015

                                                                                        MONEY MARKET
                                                                                            FUND
                                                                                        ------------
INVESTMENT INCOME:
Interest (unaffiliated)................................................................ $ 1,274,181
                                                                                        -----------
   Total investment income.............................................................   1,274,181
                                                                                        -----------
EXPENSES:
Investment advisory and management fees................................................   3,572,843
Distribution and account maintenance fees
  Class A..............................................................................   1,069,670
Transfer agent fees and expenses
  Class A..............................................................................   1,653,004
  Class I..............................................................................      31,629
Registration fees
  Class A..............................................................................     177,960
  Class I..............................................................................      15,450
Custodian and accounting fees..........................................................      72,850
Reports to shareholders................................................................     127,322
Audit and tax fees.....................................................................      53,747
Legal fees.............................................................................      28,737
Directors' fees and expenses...........................................................      38,462
Other expenses.........................................................................      22,699
                                                                                        -----------
   Total expenses before fee waivers and expense reimbursements........................   6,864,373
   Fees waived and expenses reimbursed by investment adviser and distributor (Note 3)..  (5,662,977)
                                                                                        -----------
   Net expenses........................................................................   1,201,396
                                                                                        -----------
Net investment income (loss)...........................................................      72,785
                                                                                        -----------
   Net realized gain (loss) on investments.............................................       9,807
   Net increase from payment by affiliate (Note 3).....................................   1,136,167
                                                                                        -----------
Net realized gain (loss) on investments................................................   1,145,974
                                                                                        -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS........................ $ 1,218,759
                                                                                        ===========

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        STATEMENT OF CHANGES IN NET ASSETS

                                                                                               MONEY MARKET FUND
                                                                                          --------------------------
                                                                                          FOR THE YEAR  FOR THE YEAR
                                                                                             ENDED         ENDED
                                                                                          DECEMBER 31,  DECEMBER 31,
                                                                                              2015          2014
                                                                                          ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
  Net investment income (loss)........................................................... $     72,785  $     70,542
  Net realized gain (loss) on investments................................................    1,145,974        18,164
                                                                                          ------------  ------------
Net increase (decrease) in net assets resulting from operations..........................    1,218,759        88,706
                                                                                          ------------  ------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income (Class A)........................................................      (71,367)      (69,101)
  Net investment income (Class I)........................................................       (1,418)       (1,441)
                                                                                          ------------  ------------
Total distributions to shareholders......................................................      (72,785)      (70,542)
                                                                                          ------------  ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL SHARE TRANSACTIONS (NOTE 5).   83,893,269   (14,117,491)
                                                                                          ------------  ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS..................................................   85,039,243   (14,099,327)
                                                                                          ------------  ------------
NET ASSETS:
Beginning of period......................................................................  736,202,895   750,302,222
                                                                                          ------------  ------------
End of period*........................................................................... $821,242,138  $736,202,895
                                                                                          ============  ============
*Includes accumulated undistributed net investment income (loss)......................... $    (26,197) $    (28,365)
                                                                                          ============  ============

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        FINANCIAL HIGHLIGHTS

                                        MONEY MARKET FUND
-
                NET                           NET               NET                  RATIO OF NET
               ASSET              DIVIDENDS  ASSET            ASSETS     RATIO OF     INVESTMENT
               VALUE      NET      FROM NET  VALUE            END OF     EXPENSES      INCOME TO
             BEGINNING INVESTMENT INVESTMENT END OF   TOTAL   PERIOD    TO AVERAGE      AVERAGE
PERIOD ENDED OF PERIOD INCOME(1)    INCOME   PERIOD RETURN(2) (000'S)  NET ASSETS(3) NET ASSETS(3)
------------ --------- ---------- ---------- ------ --------- -------- ------------- -------------
                                             CLASS A
-
  12/31/11     $1.00     $0.00      $(0.00)  $1.00    0.01%   $692,515     0.17%         0.01%
  12/31/12      1.00      0.00       (0.00)   1.00    0.01     768,644     0.22          0.01
  12/31/13      1.00      0.00       (0.00)   1.00    0.01     736,942     0.18          0.01
  12/31/14      1.00      0.00       (0.00)   1.00    0.01     720,356     0.14          0.01
  12/31/15      1.00      0.00       (0.00)   1.00    0.01(4)  807,427     0.17          0.01
                                             CLASS I
-
  12/31/11     $1.00     $0.00      $(0.00)  $1.00    0.01%   $ 15,625     0.18%         0.01%
  12/31/12      1.00      0.00       (0.00)   1.00    0.01      15,765     0.22          0.01
  12/31/13      1.00      0.00       (0.00)   1.00    0.01      13,360     0.18          0.01
  12/31/14      1.00      0.00       (0.00)   1.00    0.01      15,847     0.14          0.01
  12/31/15      1.00      0.00       (0.00)   1.00    0.01(4)   13,815     0.16          0.01

--------
(1) Calculated based upon average shares outstanding.
(2) Total return does not reflect sales load but does include expense reimbursements.
(3) Net of the following expense reimbursements/waivers (based on average net assets):

                            12/31/11 12/31/12 12/31/13 12/31/14 12/31/15
                            -------- -------- -------- -------- --------
       Class A.............   0.76%    0.72%    0.75%    0.79%    0.78%
       Class I.............   0.60     0.62     0.68     0.69     0.71%

(4) The Fund's performance figure was increased by less than 0.01% from the effect of payments by an affiliate (Note 3)

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO PROFILE -- DECEMBER 31, 2015 -- (UNAUDITED)

                   INDUSTRY ALLOCATION*
                   U.S. Government Agencies..........  66.7%
                   U.S. Government Treasuries........  13.3
                   Foreign Banks.....................   6.4
                   Repurchase Agreement..............   6.2
                   Commercial Banks-Canadian.........   2.6
                   Diversified Financial Services....   1.8
                   Finance...........................   1.6
                   Money Center Banks................   1.4
                                                      -----
                                                      100.0%
                                                      =====

                   Weighted average days to maturity.  32.0

                      CREDIT QUALITY ALLOCATION@#
                      A-1......................... 100.0%
                                                   =====

--------
*  Calculated as a percentage of net assets.
@  Source: Standard & Poors
#  Calculated as a percentage of total debt issues.

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2015

                                                  PRINCIPAL    VALUE
                 SECURITY DESCRIPTION              AMOUNT     (NOTE 2)
       SHORT-TERM INVESTMENT SECURITIES -- 93.8%
       CERTIFICATES OF DEPOSIT -- 10.8%
       Credit Agricole Corporate and Investment
        Bank NY
        0.34% due 01/04/2016.................... $37,500,000 $37,500,000
       Nordea Bank Finland PLC NY FRS
        0.49% due 01/29/2016....................  14,450,000  14,451,607
       Royal Bank of Canada NY FRS
        0.48% due 06/03/2016....................  13,500,000  13,500,000
       Royal Bank of Canada NY FRS
        0.59% due 02/26/2016....................   7,600,000   7,601,222
       Svenska Handelsbanken NY
        0.45% due 03/24/2016....................  15,750,000  15,750,362
                                                             -----------
       TOTAL CERTIFICATES OF DEPOSIT
         (amortized cost $88,803,191)...........              88,803,191
                                                             -----------
       U.S. CORPORATE BOND & NOTES -- 3.0%
       General Electric Capital Corp. FRS
        0.52% due 01/08/2016....................  11,020,000  11,020,581
       General Electric Capital Corp. FRS
        0.92% due 01/08/2016....................   2,500,000   2,500,267
       JPMorgan Chase Bank NA FRS
        0.61% due 06/07/2016....................  11,400,000  11,400,000
                                                             -----------
       TOTAL U.S. CORPORATE BONDS & NOTES
         (amortized cost $24,920,848)...........              24,920,848
                                                             -----------
       U.S. GOVERNMENT AGENCIES -- 66.7%
       Federal Farm Credit Bank FRS
        0.33% due 03/18/2016....................  15,000,000  14,999,579
         0.38% due 05/20/2016...................  14,000,000  14,001,120
         0.39% due 12/19/2016...................   1,735,000   1,734,935
         0.40% due 11/09/2016...................  15,000,000  14,998,717
         0.41% due 10/19/2016...................  15,100,000  15,099,473
         0.42% due 03/18/2016...................  32,500,000  32,495,038
         0.53% due 10/20/2016...................  15,850,000  15,848,731
       Federal Home Loan Bank
        0.10% due 01/07/2016....................   2,500,000   2,499,960
         0.10% due 01/08/2016...................  15,200,000  15,199,720
         0.10% due 01/11/2016...................  14,000,000  13,999,631
         0.11% due 01/08/2016...................  16,000,000  15,999,673
         0.13% due 01/13/2016...................  15,000,000  14,999,355
         0.17% due 03/02/2016...................  15,800,000  15,795,449
         0.17% due 03/10/2016...................  14,000,000  13,995,438
         0.18% due 01/26/2016...................  15,000,000  14,998,125
         0.18% due 03/07/2016...................  16,000,000  15,994,720
         0.19% due 03/24/2016...................   2,000,000   1,999,147
         0.20% due 01/13/2016...................  25,500,000  25,498,300
         0.20% due 01/20/2016...................  14,000,000  13,998,522
         0.20% due 01/22/2016...................   1,800,000   1,799,790
         0.20% due 01/26/2016...................   3,750,000   3,749,479
         0.21% due 01/26/2016...................  15,250,000  15,247,776
         0.26% due 01/26/2016...................   9,500,000   9,498,318
         0.27% due 03/24/2016...................  15,450,000  15,440,382
         0.29% due 02/02/2016...................  11,750,000  11,746,971
         0.34% due 01/25/2016...................   6,750,000   6,750,295
         0.35% due 06/09/2016...................   5,750,000   5,741,055
         0.43% due 02/23/2016...................  23,000,000  22,985,440
         0.43% due 03/28/2016...................  10,500,000  10,489,089
         0.44% due 03/29/2016...................  11,400,000  11,387,739

                                               PRINCIPAL      VALUE
               SECURITY DESCRIPTION             AMOUNT       (NOTE 2)
       -----------------------------------------------------------------
       Federal Home Loan Banks FRS
        0.21% due 09/02/2016................. $15,250,000  $ 15,250,102
         0.24% due 06/02/2016................  12,150,000    12,148,944
         0.25% due 02/09/2016................  15,750,000    15,750,000
         0.36% due 07/22/2016................  15,000,000    15,000,200
         0.36% due 08/19/2016................  15,000,000    15,000,464
       Federal Home Loan Mtg. Corp.
        0.40% due 05/27/2016.................   5,760,000     5,760,126
       Federal National Mtg. Assoc.
        0.15% due 01/04/2016.................  30,000,000    29,999,625
         0.25% due 02/02/2016................  12,550,000    12,547,267
         0.26% due 02/08/2016................  13,000,000    12,996,432
         0.29% due 03/09/2016................  15,967,000    15,958,254
         0.50% due 03/30/2016................   1,864,000     1,863,925
         0.63% due 08/26/2016................   2,890,000     2,895,445
       Federal National Mtg. Assoc. FRS
        0.36% due 08/12/2016.................   3,590,000     3,590,587
                                                           ------------
       TOTAL U.S. GOVERNMENT AGENCIES
         (amortized cost $547,753,338).......               547,753,338
                                                           ------------
       U.S. GOVERNMENT TREASURIES -- 13.3%
       United States Treasury Bills
        0.07% due 01/07/2016.................   6,000,000     5,999,935
         0.07% due 04/14/2016................  15,800,000    15,796,805
         0.08% due 04/14/2016................  16,000,000    15,996,533
         0.18% due 01/07/2016................   7,250,000     7,249,789
         0.19% due 01/21/2016................  64,000,000    63,993,422
                                                           ------------
       TOTAL U.S. GOVERNMENT TREASURIES
         (amortized cost $109,036,484).......               109,036,484
                                                           ------------
       TOTAL SHORT-TERM INVESTMENT SECURITIES -- 93.8%
         (amortized cost $770,513,861).......               770,513,861
                                                           ------------
       REPURCHASE AGREEMENTS -- 6.2%
       State Street Bank and Trust Co. Joint
        Repurchase Agreement
        (cost $50,787,000)(1)................  50,787,000    50,787,000
                                                           ------------
       TOTAL INVESTMENTS
         (amortized cost $821,300,861)(2)....       100.0%  821,300,861
       LIABILITIES IN EXCESS OF OTHER ASSETS.        (0.0)      (58,723)
                                              -----------  ------------
       NET ASSETS............................       100.0% $821,242,138
                                              ===========  ============

--------
(1)See Note 2 for details of Joint Repurchase Agreements.
(2)At December 31, 2015, the cost of securities for federal income tax purposes was the same for book purposes.
FRS--Floating Rate Securities
The rates shown on FRS are the current interest rates at December 31, 2015 and unless noted otherwise, the dates shown are the original maturity dates.

        SUNAMERICA MONEY MARKET FUND
        PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2015 -- (CONTINUED)


The following is a summary of the inputs used to value the Fund's net assets as of December 31, 2015 (see Note 2):

                                  LEVEL 1 -- UNADJUSTED LEVEL 2 -- OTHER  LEVEL 3 -- SIGNIFICANT
                                      QUOTED PRICES     OBSERVABLE INPUTS  UNOBSERVABLE INPUTS      TOTAL
                                  --------------------- ----------------- ---------------------- ------------
ASSETS:
Investment at Value:*
Short-Term Investment Securities.          $--            $770,513,861             $--           $770,513,861
Repurchase Agreements............           --              50,787,000              --             50,787,000
                                           ---            ------------             ---           ------------
TOTAL INVESTMENTS AT VALUE.......          $--            $821,300,861             $--           $821,300,861
                                           ===            ============             ===           ============

--------
* For a detailed presentation of investments, please refer to the Portfolio of Investments.

The Fund's policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Financial Statements

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2015

Note 1. Organization

   SunAmerica Money Market Funds, Inc. (the "Corporation") is an open-end diversified management investment company organized as a Maryland corporation. The Corporation consists of one series -- SunAmerica Money Market Fund (the "Fund"). The Fund is advised by SunAmerica Asset Management, LLC ("SunAmerica" or "Adviser"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). The investment objective of the Fund is to seek as high a level of current income as is consistent with liquidity and stability of capital by investing primarily in high-quality money market instruments selected principally on the basis of quality and yield.

   The Fund currently offers two classes of shares: Class A and Class I. These classes within the Fund are presented in the Statement of Assets and Liabilities. The cost structure for each class is as follows:

   Class A shares-- Class A shares are available with no front-end sales charge. A 1.00% contingent deferred sales charge ("CDSC") is imposed on certain shares sold within one year of original purchase and a 0.50% CDSC is imposed on certain shares sold after the first year and within the second year after purchase, as described in the Fund's Prospectus.

   Class I shares-- Class I shares are offered at net asset value per share without any sales charge, exclusively to certain institutions.

   Each class of shares bears the same voting, dividend, liquidation and other rights and conditions, except as may otherwise be provided in the Fund's registration statement.

   INDEMNIFICATIONS: The Corporation's organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation. In addition, pursuant to Indemnification Agreements between the Corporation and each of the current directors who is not an "interested person," as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the "1940 Act"), of the Corporation (collectively, the "Disinterested Directors"), the Corporation provides the Disinterested Directors with a limited indemnification against liabilities arising out of the performance of their duties to the Corporation, whether such liabilities are asserted during or after their service as directors. In addition, in the normal course of business, the Corporation enters into contracts that contain the obligation to indemnify others. The Corporation's maximum exposure under these arrangements is unknown. Currently, however, the Corporation expects the risk of loss to be remote.

Note 2. Significant Accounting Policies

   The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

   SECURITY VALUATION: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2015 -- (CONTINUED)

   reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

   Level 1 -- Unadjusted quoted prices in active markets for identical securities

   Level 2 -- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the "Board"), etc.)

   Level 3 -- Significant unobservable inputs (includes inputs that reflect the Fund's own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

   Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

   The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

   The summary of the Fund's assets and liabilities classified in the fair value hierarchy as of December 31, 2015, is reported on a schedule following the Portfolio of Investments.

   Portfolio securities are valued at amortized cost, which approximates market value, and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Fund's net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value per share deviates from the Fund's amortized cost per share. The calculation of such deviation is referred to as "Shadow Pricing." For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

   The Board is responsible for the share valuation process and has adopted policies and procedures (the "PRC Procedures") for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Fund's fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

   MASTER AGREEMENTS: The Fund has entered into Master Repurchase Agreements ("Master Agreements") with certain counterparties that govern repurchase agreement transactions. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements and events of default. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2015 -- (CONTINUED)

   counterparty. The Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Upon the occurrence of an event of default, the other party may elect to terminate early and cause settlement of all repurchase agreement transactions outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund's counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As of December 31, 2015, the repurchase agreements held by the Fund are subject to master netting provisions. See the Portfolio of Investments and the Notes to Financial Statements for more information about the Fund's holdings in repurchase agreements.

   REPURCHASE AGREEMENTS: The Fund, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission ("SEC"), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Fund's custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

   As of December 31, 2015, the Fund held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

                                                      PERCENTAGE  PRINCIPAL
                                                      OWNERSHIP    AMOUNT
   -                                                  ---------- -----------
   Money Market Fund.................................   15.30%   $50,787,000

   As of such date, the repurchase agreement in that joint account and the collateral thereof were as follows:

   State Street Bank and Trust Co., dated December 31, 2015, bearing interest at a rate of 0.00% per annum, with a principal amount of $331,958,000, a repurchase price of $331,958,000, and a maturity date of January 4, 2016. The repurchase agreement is collateralized by the following:

                                 INTEREST  MATURITY   PRINCIPAL
  TYPE OF COLLATERAL               RATE      DATE      AMOUNT        VALUE
  ------------------             -------- ---------- ------------ ------------
  U.S. Treasury Notes...........   0.75%  10/31/2017 $ 72,855,000 $ 72,565,183
  U.S. Treasury Notes...........   0.75   12/31/2017  100,000,000   99,335,900
  U.S. Treasury Notes...........   3.50    2/15/2018   40,000,000   42,525,000
  U.S. Treasury Notes...........   3.50    5/15/2020  115,110,000  124,174,913

   SECURITIES TRANSACTIONS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Interest income, including the accretion of discount and amortization of premium, is accrued daily from settlement date, except when collection is not expected; dividend income is recorded on the ex-dividend date.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2015 -- (CONTINUED)


   Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares (or the value of the dividend-eligible shares, as appropriate) of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).

   Dividends from net investment income, if any, are normally declared daily and paid monthly. Capital gain distributions, if any, are paid annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

   The Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that the Fund will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

   The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed the Fund's tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2012 - 2014 or expected to be taken in the Fund's 2015 tax return. The Fund is not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund files U.S. federal and certain state income tax returns. With few exceptions, the Fund is no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2012.

Note 3. Investment Advisory and Management Agreement, Distribution and Service Agreement and Other Transactions With Affiliates

   The Fund has entered into an Investment Advisory and Management Agreement (the "Advisory Agreement") with SunAmerica. Under the Advisory Agreement, SunAmerica provides continuous supervision of the Fund and administers its corporate affairs, subject to general review by the Board. In connection therewith, SunAmerica furnishes the Fund with office facilities, maintains certain of its books and records, and pays the salaries and expenses of all personnel, including officers of the Fund who are employees of SunAmerica and its affiliates.

   The Fund will pay SunAmerica a monthly management fee at the following annual percentages, based on the average daily net assets of the Fund: 0.50% on the first $600 million; 0.45% on the next $900 million; and 0.40% over $1.5 billion.

   SunAmerica has contractually agreed to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's annual fund operating expenses at 0.80% for Class I, of average net assets. For purposes of waived fee and/or reimbursed expense calculations, annual Fund operating expenses shall not include extraordinary expenses, as determined under GAAP, such as litigation, or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund's business. This fee waiver and expense reimbursement will continue in effect indefinitely, unless terminated by the Board, including a majority of the Disinterested Directors. For the year ended December 31, 2015, pursuant to the contractual expense limitations, SunAmerica waived fees and/or reimbursed expenses of $14,388 for Class I.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2015 -- (CONTINUED)


   SunAmerica may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on any class of the Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of SunAmerica. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Fund will be able to avoid a negative yield. For the year ended December 31, 2015, SunAmerica voluntarily waived fees and/or reimbursed expenses of $4,492,984 and $85,935 for Class A and Class I, respectively.

   The Fund has entered into a Distribution Agreement with AIG Capital Services, Inc. ("ACS" or the "Distributor"), an affiliate of the Adviser. The Fund has adopted a Distribution Plan on behalf of its Class A shares (the "Plan") in accordance with the provisions of Rule 12b-1 under the 1940 Act. In adopting the Plan, the Board determined that there was a reasonable likelihood that the Plan would benefit the Fund and the shareholders of the respective class. The sales charge and distribution fees of a particular class will not be used to subsidize the sale of shares of any other class.

   The Plan provides that the Class A shares of the Fund shall pay the Distributor an account maintenance fee at the annual rate of up to 0.15% of the aggregate average daily net assets of such class of shares for payments to compensate the Distributor and certain securities firms for account maintenance activities. In this regard, some payments are used to compensate broker-dealers with account maintenance fees in an amount up to 0.15% per year of the assets maintained in the Fund by its customers. Accordingly, ACS received fees (see Statement of Operations) based upon the aforementioned rates. In addition, in light of current market conditions, and in order to avoid a negative yield on Class A shares of the Fund, ACS has agreed to waive up to 0.15% of the fees it receives under the Plan. This voluntary waiver may be terminated at any time at the option of the Distributor without notice to shareholders. For the year ended December 31, 2015, ACS voluntarily waived $1,069,670 in account maintenance fees for Class A shares.

   ACS receives the proceeds of contingent deferred sales charges paid by investors in connection with certain redemptions of the Fund's Class A shares. ACS has advised the Fund that for the year ended December 31, 2015, the proceeds received from redemptions are as follows:

           Class A........................................... $3,257

   The Fund has entered into a Service Agreement with SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of the Adviser. Under the Service Agreement, SAFS performs certain shareholder account functions by assisting the Fund's transfer agent in connection with the services that it offers to the shareholders of the Fund. The Service Agreement, which permits the Fund to compensate SAFS for services rendered based upon the annual rate of 0.22% of average daily net assets, is approved annually by the Board. For the year ended December 31, 2015, the Fund incurred the following expenses which are included in transfer agent fees and expenses payable line in the Statement of Assets and Liabilities and in transfer agent fees and expenses in the Statement of Operations to compensate SAFS pursuant to the terms of the Service Agreement:

                                                                 PAYABLE AT
                                                    EXPENSES  DECEMBER 31, 2015
                                                   ---------- -----------------
Class A........................................... $1,562,542     $146,824
Class I...........................................     31,206        2,614

   As of December 31, 2015, 87% of the Fund's total outstanding shares were held through Pershing LLC in a brokerage account sweep vehicle for customers of the broker-dealers within Advisor Group, Inc., an affiliate of the Adviser.

   As a result of losses on medium-term notes issued by Cheyne Finance LLC, that were previously held in the Fund, SunAmerica made a capital contribution to the Fund in the amount of $1,136,168 during the year ended December 31, 2015.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2015 -- (CONTINUED)


Note 4. Federal Income Taxes

   The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from dividends payable.

         DISTRIBUTABLE EARNINGS                       TAX DISTRIBUTIONS
-----------------------------------------    ---------------------------------------------------------------------------
  FOR THE YEAR ENDED DECEMBER 31, 2015       FOR THE YEAR ENDED DECEMBER 31, 2015    FOR THE YEAR ENDED DECEMBER 31, 2014
-----------------------------------------    -------------------------------------   -------------------------------------
          LONG-TERM GAINS/    UNREALIZED                         LONG-TERM                               LONG-TERM
ORDINARY  CAPITAL AND OTHER  APPRECIATION    ORDINARY            CAPITAL             ORDINARY            CAPITAL
INCOME         LOSSES        (DEPRECIATION)  INCOME               GAINS              INCOME               GAINS
--------  -----------------  --------------  --------            ---------           --------            ---------
 $ --           $ --             $ --        $72,785               $ --              $70,542               $ --

   During the year ended December 31, 2015, the Fund utilized $1,143,793 of capital loss carryforwards to offset current year capital gains.+
   -----
   + On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective taxable years beginning after the date of enactment. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term losses rather than being considered all short-term as under previous law.

   For the year ended December 31, 2015, reclassifications were made to decrease accumulated net realized gain (loss) by $2,169 with an offsetting adjustment to undistributed net investment income of $2,169. The reclassifications arising from book/tax differences were due primarily to capital contributions.

Note 5. Capital Share Transactions

   Transactions in each class of shares of the Fund (at $1.00 per share) were as follows:

                                            MONEY MARKET FUND
                         -------------------------------------------------------
                                    CLASS A                     CLASS I
                         ----------------------------  -------------------------
                            FOR THE        FOR THE       FOR THE       FOR THE
                              YEAR           YEAR          YEAR          YEAR
                             ENDED          ENDED         ENDED         ENDED
                          DECEMBER 31,   DECEMBER 31,  DECEMBER 31,  DECEMBER 31,
                              2015           2014          2015          2014
                         -------------  -------------  ------------  ------------
Shares sold............. $ 574,424,150  $ 398,299,484  $ 12,456,914  $12,220,332
Reinvested dividends....        68,295         66,560         1,401        1,418
Shares redeemed.........  (488,545,609)  (414,970,394)  (14,511,882)  (9,734,891)
                         -------------  -------------  ------------  -----------
Net increase (decrease). $  85,946,836  $ (16,604,350) $ (2,053,567) $ 2,486,859
                         =============  =============  ============  ===========

Note 6. Directors' Retirement Plan

   The Directors of the Corporation have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993, as amended, for the Independent Directors. The Retirement Plan provides generally that an Independent Director may become a participant ("Participant") in the Retirement Plan if he or she has at least 10 years of consecutive service as a Disinterested Director of any of the adopting SunAmerica mutual funds (the "Adopting Funds") or has attained the age of 60 while a Director and completed 5 consecutive years of service as a Director of any Adopting Fund (an "Eligible Trustee/Director"). Pursuant to the Retirement Plan, an Eligible Director may receive benefits upon (i) his or her death or disability while a Director or (ii) the termination of his or her tenure as a Director, other than removal for cause from each of the Adopting Funds with respect to which he or she is an Eligible Director.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2015 -- (CONTINUED)


   As of each of the first 10 birthdays after becoming a Participant and on which he or she is both a Director and Participant, each Eligible Director will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each Adopting Fund for the calendar year in which such birthday occurs. In addition, an amount equal to 8.50% of any amounts credited under the preceding change during prior years is added to each Eligible Director's account. The rights of any Participant to benefits under the Retirement Plan shall be an unsecured claim against the assets of the Adopting Funds. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to 15 annual installments. Any undistributed amounts shall continue to accrue interest at 8.50%.

   Effective December 3, 2008, the Retirement Plan was amended to, among other things, (1) freeze the Retirement Plan as to future accruals for active Participants as of December 31, 2008, (2) prohibit Disinterested Directors from first becoming participants in the Retirement Plan after December 31, 2008 and (3) permit active Participants to elect to receive a distribution of their entire Retirement Plan account balance in 2009. The freeze on future accruals does not apply to Participants that have commenced receiving benefits under the Retirement Plan on or before December 31, 2008.

   The following amounts for the Retirement Plan Liabilities are included in the Directors' fees and expenses payable line on the Statement of Assets and Liabilities and the amounts for the Retirement Plan Expenses are included in the Directors' fees and expenses line on the Statement of Operations.

                                RETIREMENT PLAN RETIREMENT PLAN RETIREMENT PLAN
                                   LIABILITY        EXPENSE         PAYMENT
                                --------------- --------------- ---------------
                                            AS OF DECEMBER 31, 2015
                                -----------------------------------------------
 Money Market Fund.............      $ --            $ --           $2,087

Note 7. Interfund Lending Agreement

   Pursuant to the exemptive relief granted by the SEC, the Fund is permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2015, the Fund did not participate in this program.

Note 8. Subsequent Event

   At an in-person meeting held on December 1, 2015, the Board approved a proposal to convert the Fund into a "government money market fund" as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended. In connection with this approval, the Board also approved a change in the Fund's name to the "SunAmerica Government Money Market Fund." The conversion and change in the Fund's name will become effective on or about April 29, 2016. In order to qualify as a government money market fund, the Fund must invest at least 99.5% of its total assets in government securities, cash, or repurchase agreements collateralized by government securities or cash. As a government money market fund, the Fund will seek to maintain a stable $1.00 net asset value per share and will not be subject to liquidity fees and/or redemption gates.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of SunAmerica Money Market Funds,
Inc:

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of SunAmerica Money Market Funds, Inc. (the "Fund") at December 31, 2015, the results its operations for the year then ended, the changes in its net assets for the two years then ended and the financial highlights for each of the five years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion expressed above.

PricewaterhouseCoopers LLP

Houston, Texas
February 26, 2016

        SUNAMERICA MONEY MARKET FUNDS, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2015 -- (UNAUDITED)

The following table contains basic information regarding the Directors and Officers who oversee operations of the Fund and other investment companies within the Fund complex.

                                                                              NUMBER OF
                     POSITION       TERM OF                                 PORTFOLIOS IN
                     HELD WITH     OFFICE AND                               FUND COMPLEX
   NAME, ADDRESS     SUNAMERICA    LENGTH OF      PRINCIPAL OCCUPATIONS      OVERSEEN BY    OTHER DIRECTORSHIPS
     AND AGE*         COMPLEX    TIME SERVED(4)    DURING PAST 5 YEARS       TRUSTEE(1)      HELD BY TRUSTEE(2)
-------------------- ----------  -------------- --------------------------- ------------- -------------------------
DISINTERESTED TRUSTEES

Dr. Judith L. Craven Trustee      2000-present  Retired.                         77       Director, Sysco Corp.
Age: 70                                                                                   (1996 to present);
                                                                                          Director, Luby's, Inc.
                                                                                          (1998 to present).

William F. Devin     Trustee      2001-present  Retired.                         77       None
Age: 77

Richard W. Grant     Trustee      2011-present  Retired. Prior to that,          28       None
Age: 70              Chairman                   attorney and partner at
                     of the                     Morgan Lewis & Bockius
                     Board                      LLP (1989 to 2011).

Stephen J. Gutman    Trustee      1984-present  Senior Vice President            28       None
Age: 72                                         and Associate Broker,
                                                The Corcoran Group (real
                                                estate) (2002 to present);
                                                President, SJG Marketing
                                                Inc. (2009 to present).

William J. Shea      Trustee      2004-present  Executive Chairman,              28       Director, Boston Private
Age: 68                                         Caliber, Inc. (formerly                   Financial Holdings (2004
                                                Lucid, Inc.), (medical                    to present); Chairman,
                                                devices) (2007 to                         Demoulas Supermarkets
                                                present).                                 (1999 to present).
INTERESTED TRUSTEES

Peter A. Harbeck(3)  Trustee      1994-present  President, CEO and               140      None
Age: 62                                         Director, SunAmerica.
                                                (1995 to present);
                                                Director, AIG Capital
                                                Services, Inc. ("ACS")
                                                (1993 to present);
                                                Chairman, Advisor
                                                Group, Inc. (2004 to
                                                present).

        SUNAMERICA MONEY MARKET FUNDS, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2015 -- (UNAUDITED) (CONTINUED)

                                                                                NUMBER OF
                      POSITION       TERM OF                                  PORTFOLIOS IN
                      HELD WITH     OFFICE AND                                FUND COMPLEX
   NAME, ADDRESS     SUNAMERICA     LENGTH OF       PRINCIPAL OCCUPATIONS      OVERSEEN BY  OTHER DIRECTORSHIPS
     AND AGE*          COMPLEX    TIME SERVED(4)    DURING PAST 5 YEARS        TRUSTEE(1)   HELD BY TRUSTEE(2)
-------------------  ------------ -------------- ---------------------------- ------------- -------------------
OFFICERS

John T. Genoy        President     2007-present  Chief Financial Officer,          N/A             N/A
Age: 47                                          SunAmerica (2002 to
                                                 present); Senior Vice
                                                 President, SunAmerica
                                                 (2003 to present); Chief
                                                 Operating Officer,
                                                 SunAmerica (2006
                                                 to present).

Gregory N. Bressler  Secretary     2005-present  Senior Vice President             N/A             N/A
Age: 49                                          and General Counsel,
                                                 SunAmerica (2005 to
                                                 present).

Kathleen Fuentes     Chief Legal   2013-present  Vice President and                N/A             N/A
Age: 46              Officer and                 Deputy General Counsel,
                     Assistant                   SunAmerica (2006 to
                     Secretary                   present).

James Nichols        Vice          2006-present  Director, President and           N/A             N/A
Age: 49              President                   CEO, ACS (2006 to
                                                 present); Senior Vice
                                                 President, SunAmerica
                                                 (2002 to present).

Katherine Stoner     Vice          2011-present  Vice President,                   N/A             N/A
Age: 59              President                   SunAmerica (2011 to
                     and Chief                   present); Vice President,
                     Compliance                  The Variable Annuity Life
                     Officer                     Insurance Company
                     ("CCO")                     ("VALIC"), Western
                                                 National Life Insurance
                                                 Company ("WNL") and
                                                 American General
                                                 Distributors, Inc. (2006 to
                                                 present); Deputy General
                                                 Counsel and Secretary,
                                                 VALIC and WNL (2007 to
                                                 2011); Vice President,
                                                 VALIC Financial
                                                 Advisors, Inc. (2010 to
                                                 2011) and VALIC
                                                 Retirement Services
                                                 Company (2010 to
                                                 present).

Kara Murphy          Vice          2014-present  Chief Investment Officer,         N/A             N/A
Age: 43              President                   SunAmerica (2013 to
                                                 present); Director of
                                                 Research, SunAmerica
                                                 (2007 to 2013).

        SUNAMERICA MONEY MARKET FUNDS, INC.
        DIRECTORS AND OFFICERS INFORMATION -- DECEMBER 31, 2015 -- (UNAUDITED) (CONTINUED)

                                                                             NUMBER OF
                     POSITION       TERM OF                                PORTFOLIOS IN
                     HELD WITH     OFFICE AND                              FUND COMPLEX
   NAME, ADDRESS     SUNAMERICA    LENGTH OF      PRINCIPAL OCCUPATIONS     OVERSEEN BY  OTHER DIRECTORSHIPS
     AND AGE*         COMPLEX    TIME SERVED(4)   DURING PAST 5 YEARS       TRUSTEE(1)   HELD BY TRUSTEE(2)
-------------------- ----------- -------------- -------------------------- ------------- -------------------

Gregory R. Kingston  Treasurer    2014-present  Vice President,                 N/A             N/A
Age: 50                                         SunAmerica (2001 to
                                                present); Head of Mutual
                                                Fund Administration,
                                                SunAmerica (2014 to
                                                present).
Shawn Parry          Vice         2014-present  Vice President,                 N/A             N/A
Age: 43              President                  SunAmerica (2014 to
                     and                        present); Assistant Vice
                     Assistant                  President, SunAmerica
                     Treasurer                  (2005 to 2014).

Donna McManus        Vice         2014-present  Vice President,                 N/A             N/A
Age: 55              President                  SunAmerica, (2014 to
                     and                        present); Managing
                     Assistant                  Director, BNY Mellon
                     Treasurer                  (2009 to 2014).

Matthew J. Hackethal Anti-Money   2006-present  Chief Compliance Officer,       N/A             N/A
Age: 44              Laundering                 SunAmerica (2006 to
                     Compliance                 present).
                     Officer

--------
* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.
(1) The "Fund Complex" means two or more registered investment companies that hold themselves out to investors as related companies for purposes of investment services or have a common investment adviser or an investment adviser that is an affiliated person of the Adviser. The "Fund Complex" includes the Fund (1 fund), SunAmerica Specialty Series (7 funds), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (43 portfolios), VALIC Company I (34 portfolios), VALIC Company II (15 funds), Seasons Series Trust (20 portfolios).
(2) Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.
(3) Interested Trustee, as defined within the 1940 Act, because he is an officer and a director of the Adviser and a director of the principal underwriter of the Fund.
(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustee's Retirement Plan as discussed in Note 6 of the financial statements. Each officer will hold office for an indefinite term, until the date he or she resigns or retires or until his/her successor is duly elected and qualifies.

Additional information concerning the Trustees is contained in the Statement of Additional Information which is available, without charge, by calling (800) 858-8850.

        SUNAMERICA MONEY MARKET FUNDS, INC.
        SHAREHOLDER TAX INFORMATION -- (UNAUDITED)

Certain tax information regarding the Fund is required to be provided to shareholders based upon the Fund's income and distributions for the taxable year ended December 31, 2015. The information necessary to complete your income tax returns is included with your Form 1099-DIV, which will be mailed to you in early 2016.

[LOGO] AIG Sun America
Mutual Funds

HARBORSIDE FINANCIAL CENTER
3200 PLAZA 5
JERSEY CITY, NJ 07311-4992

DIRECTORS/TRUSTEES         TRANSFER AGENT             DISCLOSURE OF QUARTERLY
 Dr. Judith L. Craven       State Street Bank and     PORTFOLIO HOLDINGS
 William F. Devin             Trust Company           The Fund is required to
 Richard W. Grant           P.O. Box 219373           file its complete
 Stephen J. Gutman          Kansas City, MO 64141     schedule of portfolio
 Peter A. Harbeck          CUSTODIAN                  holdings with the U.S.
 William J. Shea            State Street Bank and     Securities and Exchange
OFFICERS                      Trust Company           Commission for its first
 John T. Genoy, President   One Lincoln Street        and third fiscal quarters
   and Chief Executive      Boston, MA 02111          on Form N-Q. The Fund's
   Officer                 VOTING PROXIES ON FUND     Forms N-Q are available
 Gregory R. Kingston,      PORTFOLIO SECURITIES       on the U.S. Securities
   Treasurer               A description of the       and Exchange Commission's
 James Nichols, Vice       policies and procedures    website at
   President               that the Funds use to      http://www.sec.gov. You
 Katherine Stoner, Vice    determine how to vote      can also review and
   President and Chief     proxies relating to        obtain copies of the
   Compliance Officer      securities held in the     Forms N-Q at the U.S.
 Gregory N. Bressler,      Funds' portfolios which    Securities and Exchange
   Secretary               is available in the        Commission's Public
 Kathleen Fuentes, Chief   Funds' Statement of        Reference Room in
   Legal Officer and       Additional Information     Washington, DC
   Assistant Secretary     may be obtained without    (information on the
 Donna McManus, Vice       charge upon request, by    operation of the Public
   President and           calling (800) 858-8850.    Reference Room may be
   Assistant Treasurer     This information is also   obtained by calling
 Shawn Parry, Vice         available from the EDGAR   1-800-SEC-0330).
   President and           database on the U.S.       PROXY VOTING RECORD ON
   Assistant Treasurer     Securities and Exchange    FUND PORTFOLIO SECURITIES
 Matthew J. Hackethal,     Commission's website at    Information regarding how
   Anti-Money Laundering   http://www.sec.gov.        the Funds voted proxies
   Compliance Officer      DELIVERY OF SHAREHOLDER    relating to securities
INVESTMENT ADVISER         DOCUMENTS                  held in the Fund's
 SunAmerica Asset          The Funds have adopted a   portfolio during the most
   Management, LLC         policy that allows them    recent twelve month
 Harborside Financial      to send only one copy of   period ended June 30 is
   Center                  a Fund's prospectus,       available, once filed
 3200 Plaza 5              proxy material, annual     with the U.S. Securities
 Jersey City, NJ           report and semi-annual     and Exchange Commission,
   07311-4992              report (the "shareholder   without charge, upon
DISTRIBUTOR                documents") to             request, by calling (800)
 AIG Capital Services,     shareholders with          858-8850 or on the U.S.
   Inc.                    multiple accounts          Securities and Exchange
 Harborside Financial      residing at the same       Commission's website at
   Center                  "household." This          http://www.sec.gov.
 3200 Plaza 5              practice is called         This report is submitted
 Jersey City, NJ           householding and reduces   solely for the general
   07311-4992              Fund expenses, which       information of
SHAREHOLDER SERVICING      benefits you and other     shareholders of the Fund.
AGENT                      shareholders. Unless the   Distribution of this
 SunAmerica Fund           Funds receive              report to persons other
   Services, Inc.          instructions to the        than shareholders of the
 Harborside Financial      contrary, you will only    Fund is authorized only
   Center                  receive one copy of the    in connection with a
 3200 Plaza 5              shareholder documents.     currently effective
 Jersey City, NJ           The Funds will continue    prospectus, setting forth
   07311-4992              to household the           details of the Fund,
                           shareholder documents      which must precede or
                           indefinitely, until we     accompany this report.
                           are instructed otherwise.
                           If you do not wish to
                           participate in
                           householding, please
                           contact Shareholder
                           Services at
                           (800) 858-8850 ext. 6010
                           or send a written request
                           with your name, the name
                           of your fund(s) and your
                           account member(s) to
                           SunAmerica Mutual Funds
                           c/o BFDS, P.O. Box
                           219186, Kansas City MO,
                           64121-9186. We will
                           resume individual
                           mailings for your account
                           within thirty (30) days
                           of receipt of your
                           request.

                                    [GRAPHIC]


GO PAPERLESS!!

DID YOU KNOW THAT YOU HAVE THE OPTION TO
RECEIVE YOUR SHAREHOLDER REPORTS ONLINE?

By choosing this convenient service, you will no longer receive paper copies of Fund documents such as annual reports, semi-annual reports, prospectuses and proxy statements in the mail. Instead, you are provided with quick and easy access to this information via the Internet.
Why Choose Electronic Delivery?

IT'S QUICK -- Fund documents will be received faster than via traditional mail.

IT'S CONVENIENT -- Elimination of bulky documents from personal files.

IT'S COST EFFECTIVE -- Reduction of your Fund's printing and mailing costs.

TO SIGN UP FOR ELECTRONIC DELIVERY, FOLLOW
THESE SIMPLE STEPS:

                   1   GO TO WWW.SAFUNDS.COM
                   2   CLICK ON THE LINK TO "GO PAPERLESS!!"

The email address you provide will be kept strictly confidential. Once your enrollment has been processed, you will begin receiving email notifications when anything you receive electronically is available online.

You can return to www.safunds.com at any time to change your email address, edit your preferences or to cancel this service if you choose to resume physical delivery of your Fund documents.

Please note - this option is only available to accounts opened through the Funds.

FOR INFORMATION ON RECEIVING THIS REPORT ONLINE, SEE INSIDE BACK COVER. DISTRIBUTED BY:
AIG CAPITAL SERVICES, INC.

This fund report must be preceded by or accompanied by a prospectus.

Investors should carefully consider a Fund's investment objectives, risks, charges and expenses before investing. The prospectus, containing this and other important information, can be obtained from your financial adviser, the SunAmerica Sales Desk at 800-858-8850, ext. 6003, or at www.safunds.com. Read the prospectus carefully before investing.

WWW.SAFUNDS.COM

MMANN - 12/15

[LOGO]

AIG

Sun America
Mutual Funds

Item 2.  Code of Ethics

         SunAmerica Money Market Funds, Inc. ("the registrant") has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002. During the fiscal year ended 2015, there were no reportable amendments, waivers or implicit waivers to a provision of the Code of Ethics that applies to the registrant's Principal Executive and Principal Accounting Officers.

Item 3.  Audit Committee Financial Expert.

         The registrant's Board of Directors has determined that William J. Shea, the Chairman of the registrant's Audit Committee, qualifies as an audit committee financial expert, as defined in Item 3(b) of Form N-CSR. Mr. Shea is considered to be "independent" for purposes of Item 3(a)(2) of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

         (a)--(d) Aggregate fees billed to the registrant for the last two fiscal years for professional services rendered by the registrant's principal accountants were as follows:

                                                      2014    2015
         (a) Audit Fees............................. $42,077 $43,346
         (b) Audit-Related Fees..................... $     0 $     0
         (c) Tax Fees............................... $11,118 $11,452
         (d) All Other Fees......................... $     0 $     0

         Audit Fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the principal accountant in connection with statutory and regulatory filings. Tax fees principally include tax compliance, tax advice, tax planning and preparation of tax returns.

         Aggregate fees billed to the investment adviser and Adviser Affiliates (as defined below in Item 4(e)) that are required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X for the last two fiscal years for services rendered by the registrant's principal accountant were as follows:

                                                      2014    2015
         (b) Audit-Related Fees.................... $      0 $     0
         (c) Tax Fees.............................. $      0 $     0
         (d) All Other Fees........................ $      0 $17,640

     (e) (1) The registrant's audit committee pre-approves all audit services provided by the registrant's principal accountant for the registrant and all non-audit services provided by the registrant's principal accountant for the registrant, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser ("Adviser Affiliates") that provides ongoing services to the registrant, if the engagement by the investment adviser or Adviser Affiliate relates directly to the operations and financial reporting of the registrant. The audit committee has not presently established any pre-approval policies and procedures that permit the pre-approval of the above services other than by the full audit committee. Certain de minimis exceptions are allowed for non-audit services in accordance with Rule 2-01(c)(7)(i)(C) of Regulation S-X as set forth in the registrant's audit committee charter.

         (2) No services included in (b)-(d) above in connection with fees billed to the registrant or the investment adviser or Adviser Affiliates were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

     (f) Not applicable.

     (g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant's principal accountant for non-audit services rendered to the registrant, its investment adviser, and Adviser Affiliates that provide ongoing services to the registrant for 2014 and 2015 were $11,118 and $48,117, respectively.

     (h) Not applicable.

Item 5.  Audit Committee of Listed Registrants.

         Not applicable.

Item 6.  Investments.

         Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

         Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

         There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a - 101)), or this Item 10.

Item 11. Controls and Procedures.

     (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

     (b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant's last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a) (1) Code of Ethics applicable to its Principal Executive and Principle Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406. Code of Ethics.

         (2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

         (3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the
         Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Money Market Funds, Inc.

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: March 9, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ John T. Genoy
     --------------------------
     John T. Genoy
     President

Date: March 9, 2016

By:  /s/ Gregory R. Kingston
     --------------------------
     Gregory R. Kingston
     Treasurer

Date: March 9, 2016